Segment Information - Summary of Reconciliation of Segment Adjusted EBITDA to Net Loss (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total assets	$ 1,313,888	$ 664,570	$ 577,277
Reportable Segments
Segment Reporting Information [Line Items]
Total assets	1,424,960	688,841
Reportable Segments | Assets
Segment Reporting Information [Line Items]
Total assets		723,309	591,416
Eliminations
Segment Reporting Information [Line Items]
Total assets	(111,072)	(24,271)
Eliminations | Assets
Segment Reporting Information [Line Items]
Total assets		(58,739)	(14,139)
Stimulation Services Segment | Reportable Segments
Segment Reporting Information [Line Items]
Total assets	1,213,208	510,579
Stimulation Services Segment | Reportable Segments | Assets
Segment Reporting Information [Line Items]
Total assets		545,047	452,729
Manufacturing Segment | Reportable Segments
Segment Reporting Information [Line Items]
Total assets	104,124	77,968
Manufacturing Segment | Reportable Segments | Assets
Segment Reporting Information [Line Items]
Total assets		77,968	64,769
Proppant Production Segment | Reportable Segments
Segment Reporting Information [Line Items]
Total assets	$ 107,628	100,294
Proppant Production Segment | Reportable Segments | Assets
Segment Reporting Information [Line Items]
Total assets		$ 100,294	$ 73,918